SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Ordinary Share (Details) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Denominator:
Basic and diluted weighted average ordinary share outstanding		4,500,000
Basic and diluted net loss per ordinary share	[1]	$ 0.00
Class A - Redeemable
Numerator:
Allocation of net loss, as adjusted			$ (701,555)				$ (1,899,973)
Denominator:
Basic and diluted weighted average ordinary share outstanding			20,700,000				18,501,099
Basic and diluted net loss per ordinary share			$ (0.03)				$ (0.10)
Class A - Nonredeemable
Numerator:
Allocation of net loss, as adjusted			$ (20,809)				$ (56,357)
Denominator:
Basic and diluted weighted average ordinary share outstanding			614,000				548,777
Basic and diluted net loss per ordinary share			$ (0.03)				$ (0.10)
Class B Ordinary Shares
Numerator:
Allocation of net loss, as adjusted			$ (175,389)				$ (524,084)
Denominator:
Basic and diluted weighted average ordinary share outstanding			5,175,000	5,175,000	4,957,500	5,066,851	5,103,297
Basic and diluted net loss per ordinary share			$ (0.03)	$ (0.05)	$ (0.01)	$ (0.07)	$ (0.10)

[1]	Excluded an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.